Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15. Commitments and Contingencies

Fixed Asset

At September 30, 2022, the Company has outstanding orders to purchase equipment and molds of $239,664 of which progress payments of $111,013 have been made and recorded in Other Assets. (See Note 6)

Contingencies

At each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company is currently not involved in any material litigation or other loss contingencies.

Royalty Agreement

In connection with the purchase of certain intellectual property in July 2017, Barry Berler and Alan Blackman entered into a royalty agreement which provides that Barry Berler will be entitled to a royalty of four percent (4%) of net sales derived from the use, sale, lease, rent and export of products related to the intellectual property. The royalty continues until the patent expires or is no longer used in the Company’s product. The royalty agreement was assumed by the Company in December 2017.

In September 2018, the Royalty Agreement was amended to reduce the royalty to 2% and further provided for a single payment of $500,000 to Barry Berler within three years in return for cancellation of all further royalty obligations of the Company. In May 2019, the Royalty Agreement was further amended to change the payment date to on or before May 31, 2021 or during the term of the amended Royalty Agreement should the Company be acquired or a controlling interest be acquired. The Company has not made the aforementioned payment or incur any change in control as such the 2% royalty remains in place.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(Unaudited)

Note 15. Commitments and Contingencies (continued)

Employment Agreements

On August 1, 2022, the Company cancelled the consulting agreement with Alan Blackman, Co- Chairman and Chief Operating Officer and entered into an Employment Agreement which provides for annual salary of $256,000 and provisions compensation adjustments, expense and tax differential reimbursements, benefits and bonuses. At June 30, 2022, the Company approved and accrued a $250,000 bonus to Mr. Blackman for services provided in 2022.

On September 30, 2022, the Company entered into a formal employment agreement, effective on such date and will continue until terminated by either party, subject to the terms of the agreement, with Andrew R. Crescenzo who has been serving as the Company’s Chief Financial Officer on a contract services basis for the last three years, The agreement provided for annual compensation of $225,000 and plus a one-time $18,750 incentive payment upon the commencement of the agreement. During the course of the term, Mr. Crescenzo will be eligible for (i) performance bonuses to be granted at the discretion of the Company’s Compensation Committee and (ii) to participate in the Company’s 2022 Equity Incentive Plan. The agreement contains customary employment terms and conditions.

Note 13. Commitments and Contingencies

Contingencies

At each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company is currently not involved in any litigation or other loss contingencies.

SHARPS TECHNOLOGY, INC.

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2021 AND 2020

Note 13. Commitments and Contingencies (continued)

Consulting Agreements

In connection with the purchase of certain intellectual property in July 2017, Barry Berler and Alan Blackman entered into a consulting agreement whereby Barry Berler was paid a fee of $4,500 per month to perform consulting services related to the intellectual property on an as needed basis. The agreement was a five-year agreement (“Agreement”), which provided that the consulting fee increases to $5,500 per month over a two-year period. The Consulting agreement was assumed by the Company in December 2017 and services under the agreement began in April 2018. Subsequent to April 2018, the Agreement has been amended to provide for additional services being performed. Effective January 1, 2020, consulting fees were $15,000 per month. The Agreement, which expires May 31, 2024, provides for cancellation by the Company with six-months’ notice. The Agreement was further amended effective January 1, 2021 to increase consulting fees to $18,000 per month. and provides for an annual bonus in the target amount of $216,000, commensurate with the Company’s results and subject to the approval of the board. Mr. Berler also received options to purchase 38,571 shares of common stock with an exercise price of $7.00 per share, vesting over 3 years. The agreement can be terminated by either party for any reason upon 90 days’ written notice.

The Company has a consulting agreement, dated December 2020, with Alan Blackman, the Company’s co-founder, chief operating officer and chief investment officer. Under the agreement. Mr. Blackman is entitled to compensation of $18,000 per month. The agreement provides for an annual bonus in the target amount of $216,000, commensurate with the Company’s results and subject to the approval of the board. Mr. Blackman also received options to purchase 38,571 shares of common stock with an exercise price of $7.00 per share, vesting over 3 years. The agreement can be terminated by either party for any reason upon 90 days’ written notice.

The Company has consulting arrangements with Board members and other parties for monthly fees. The consultants provide general business, research and development, regulatory and medical advisory services. The arrangements provide for cancellation by the Company with three to six months’ notice.

Royalty Agreement

In connection with the purchase of certain intellectual property in July 2017, Barry Berler and Alan Blackman entered into a royalty agreement which provides that Barry Berler will be entitled to a royalty of four percent (4%) of net sales derived from the use, sale, lease, rent and export of products related to the intellectual property. The royalty continues until the patent expires or is no longer used in the Company’s product. The royalty agreement was assumed by the Company in December 2017.

In September 2018, the Royalty Agreement was amended to reduce the royalty to 2% and further provided for a single payment of $500,000 to Barry Berler within three years in return for cancellation of all further royalty obligations of the Company. In May 2019, the Royalty Agreement was further amended to change the payment date to on or before May 31, 2021 or during the term of the amended Royalty Agreement should the Company be acquired or a controlling interest be acquired. The Company has not made the aforementioned payment or incur any change in control as such the 2% royalty remains in place.

SHARPS TECHNOLOGY, INC.

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2021 AND 2020

Employment Agreement

The Company hired and entered into an employment agreement with its Chief Executive Officer on September 9, 2021. The agreement is cancellable by either party with sixty-days’ notice. The agreement provides for annual compensation of $270,000 plus bonus compensation for achieving stated revenue targets. In addition, the agreement provides for 114,286 stock options at $7.00 per share with 25% vesting on the agreement date and the balance over thirty-six months. If a change in control occurs, as specified, vesting is accelerated.

Fixed Asset

The Company has an outstanding order to purchase molds of $120,000 of which progress payments $40,000 have been made and recorded in Other Assets. (See Note 4)

Engagement Agreement

On October 2, 2021, the Company entered into an engagement agreement with Aegis Capital Corp. (“Aegis”), and on January 21, 2022, the engagement agreement was amended. Pursuant to the engagement agreement as amended, the Company engaged Aegis to act as underwriter in connection with a proposed public offering of common stock and warrants by the Company. The agreement contemplates that (subject to execution of an underwriting agreement for the offering) Aegis would be entitled to an 8% underwriting discount, a 1% non-accountable expense allowance, reimbursement of certain expenses, and warrants to purchase 5% of the number of shares of common stock sold in the offering, with an exercise price equal to 125% of the public offering price and a term of four years and six months commencing six months from the closing of the offering. The agreement has a termination date of twelve months from the date thereof or upon completion of the proposed offering.